DEPOSITS (Detail Textuals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deposits [Abstract]
Deposit accounts with balances, excess of $250,000	$ 48,700,000	$ 46,300,000
Intercompany accounts	7,600,000	6,300,000
Total deposits from officers and directors	$ 840,000	$ 1,400,000